Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 448,196	$ 628,591	$ 679,777
Sales of FTTPS [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	369,550	609,348	668,680
Sales of Medical Auxiliary Supplies [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 78,646	$ 19,243	$ 11,097